Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 56,444	$ 45,517	$ 43,064
Cost of sales	(21,386)	(17,803)	(17,137)
Gross profit	35,058	27,715	26,467
Distribution expenses	(5,876)	(4,543)	(4,259)
Sales and marketing expenses	(8,382)	(7,745)	(6,913)
Administrative expenses	(3,841)	(2,883)	(2,560)
Other operating income/(expenses)	854	732	1,032
Restructuring	(468)	(323)	(171)
Business and asset disposal	(39)	377	524
Acquisition costs business combinations	(155)	(448)	(55)
Impairment of assets			(82)
Judicial settlement			(80)
Profit from operations	17,152	12,882	13,904
Finance cost	(6,885)	(9,382)	(3,142)
Finance income	378	818	1,689
Net finance income/(cost)	(6,507)	(8,564)	(1,453)
Share of result of associates and joint ventures	430	16	10
Profit before tax	11,076	4,334	12,461
Income tax expense	(1,920)	(1,613)	(2,594)
Profit from continuing operations	9,155	2,721	9,867
Profit from discontinued operations	28	48
Profit of the year	9,183	2,769	9,867
Profit from continuing operations attributable to:
Equity holders of AB InBev	7,968	1,193	8,273
Non-controlling interest	1,187	1,528	1,594
Profit of the year attributable to:
Equity holders of AB InBev	7,996	1,241	8,273
Non-controllinginterest	$ 1,187	$ 1,528	$ 1,594
Basic earnings per share	$ 4.06	$ 0.72	$ 5.05
Diluted earnings per share	3.98	0.71	4.96
Basic earnings per share from continuing operations	4.04	0.69	5.05
Diluted earnings per share from continuing operations	$ 3.96	$ 0.68	$ 4.96